Organization and Principal Activities - Summary of the Contractual Agreements (Details)	12 Months Ended
Aug. 31, 2019 shareholder ¥ / shares
Organization and Principal Activities
Minimum number of nominee shareholders remains a shareholder of the VIEs to keep Voting Rights Agreements remain valid | shareholder	1
Loan Agreements
Organization and Principal Activities
Loan term	10 years
Loan repayment term after written consent	30 days
Exclusive Purchase Right Agreements | Minimum
Organization and Principal Activities
Share price (in dollars per share) | ¥ / shares	¥ 1.00